Redeemable Noncontrolling Interests - Schedule of Movement in Carrying Value of Redeemable Noncontrolling Interests (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Temporary Equity Disclosure [Abstract]
Balance	¥ 397,385	$ 57,615	¥ 108,629	¥ 101,542
Issuance of subsidiary shares	0	0	268,420	0
Accretion of redeemable noncontrolling interests	0	0	20,336	7,087
Deconsolidation of subsidiaries	(397,385)	(57,615)	0	0
Balance	¥ 0	$ 0	¥ 397,385	¥ 108,629